Equity - Schedule of Changes in Revaluation Reserve (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of reserves within equity [Line Items]
Opening balance	€ 4,013
Closing balance	3,616	€ 4,013
Equity securities [Member]
Disclosure of reserves within equity [Line Items]
Opening balance	1,580
Changes in unrealised revaluations		137
Realised gains/losses transferred to retained earnings		(472)
Closing balance		1,580
Debt instruments [Member]
Disclosure of reserves within equity [Line Items]
Opening balance	322
Changes in unrealised revaluations		(43)
Realised gains/losses transferred to the statement of profit or loss		(33)
Closing balance		322
Reserve of gain loss FVOCI [Member] | Equity securities [Member]
Disclosure of reserves within equity [Line Items]
Opening balance	1,580	1,914
Changes in unrealised revaluations	(312)
Realised gains/losses transferred to retained earnings	2
Closing balance	1,270	1,580
Reserve of gain loss FVOCI [Member] | Debt instruments [Member]
Disclosure of reserves within equity [Line Items]
Opening balance	322	398
Changes in unrealised revaluations	(76)
Realised gains/losses transferred to the statement of profit or loss	(27)
Realised gains/losses transferred to retained earnings	0
Closing balance	219	322
Cash flow hedge [Member]
Disclosure of reserves within equity [Line Items]
Opening balance	1,208	604
Changes in unrealised revaluations	501	604
Closing balance	1,709	1,208
Cash flow hedge [Member] | Equity securities [Member]
Disclosure of reserves within equity [Line Items]
Changes in unrealised revaluations	501	604
Credit liability [Member]
Disclosure of reserves within equity [Line Items]
Opening balance	(114)	8
Changes in credit liability reserve	11	(116)
Realised gains/losses transferred to retained earnings	0	(6)
Closing balance	(103)	(114)
Property in own use [Member]
Disclosure of reserves within equity [Line Items]
Opening balance	253	204
Changes in unrealised revaluations	11	58
Realised gains/losses transferred to retained earnings	(2)	(9)
Closing balance	€ 262	€ 253